Condensed Consolidated Balance Sheets - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Current Assets
Cash	$ 74,264	$ 122,381	$ 176,236
Accounts receivable, net	14,576,412	9,877,030	6,188,992
Inventories	2,338,766	6,504,761	2,633,615
Other receivables and other current assets	8,234,501	5,003,667	7,452,317
Total current assets	25,600,356	21,544,654	16,451,160
Non-Current Assets
Plant and equipment, net	143,246	153,271	119,125
Intangible assets, net	6,130	6,447	7,433
Right-of-use assets, net	123,489	71,482	86,441
Deferred tax assets	113,520	66,383	24,538
Deferred offering cost			986,206
Total non-current assets	386,385	297,583	1,223,743
Total Assets	25,986,741	21,842,237	17,674,903
Current Liabilities
Short-term loans	3,424,258	1,954,007	2,785,965
Accounts payable	2,895,011	3,055,063
Contract liability	2,393,919	449,306	512,859
Income tax payable	818,786	952,041	859,194
Other payables and accrued liabilities	704,410	447,733
Lease liabilities-current	49,596	13,145	47,895
Current portion of long-term loan	1,449,846	22,573
Total current liabilities	11,735,826	6,893,868	7,350,542
Non-Current Liabilities
Lease liabilities-non current	44,785	57,841
Non-current portion of long-term loans	704,989	2,278,162	2,058,651
Total non-current liabilities	749,774	2,336,003	2,058,651
Total liabilities	12,485,600	9,229,871	9,409,193
COMMITMENTS AND CONTINGENCIES (NOTE 17)
Equity
Additional paid-in capital	5,972,110	5,972,110	1,712,492
Statutory surplus reserve	801,509	788,123	705,396
Retained earnings	6,323,226	5,726,180	5,806,881
Accumulated other comprehensive loss	(88,029)	(368,876)	(421,542)
Total MaxsMaking Inc.’s Equity	13,175,066	12,283,787	7,953,227
Non-Controlling Interests	326,075	328,579	312,483
Total equity	13,501,141	12,612,366	8,265,710
Total Liabilities and Equity	25,986,741	21,842,237	17,674,903
Previously Reported
Current Liabilities
Accounts payable		3,243,451	2,127,623
Other payables and accrued liabilities		259,345	867,249
Class A Ordinary Shares
Equity
Ordinary shares value	92,000	92,000	75,750
Class B Ordinary Shares
Equity
Ordinary shares value	74,250	74,250	74,250
Related Party
Current Assets
Due from related parties	$ 376,413	36,815
Current Liabilities
Due to related parties			$ 149,757